Consolidated Statements of Income and Comprehensive Loss (Parentheticals)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Income Statement [Abstract]
Loss per ordinary share, diluted | $ / shares	$ (0.08)
Weighted average number of ordinary shares outstanding, diluted | shares	102,445,881